Performance Management	3 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2025	Nov. 29, 2025
Prospectus [Line Items]
Bar Chart Narrative [Text Block]	Risk/Return Bar Chart and Table
				The bar chart and table are intended to provide you with an indication of the risks of investing in the Fund by showing changes in performance from year to year and by showing how the Fund´s average annual returns for Class D shares for 1, 5 and 10 years compare to those of the Standard and Poor’s 500 Index total return. Past performance, before and after taxes, is not predictive of future performance. Sales load and account fees are not reflected in the bar chart. If the sales load and account fees were included, the returns would be less than those that are shown. Updated performance information for the Fund is available at the Fund´s web site (www.americangrowthfund.com) or toll-free telephone number (800) 525-2406.
Bar Chart [Heading]				Risk/Return Bar Chart and Table
Bar Chart, Year to Date Return			(3.75%)
Highest Quarterly Return	21.79%
Lowest Quarterly Return		(18.25%)